Summary of Significant Accounting Policies - Summary of Cash and Cash Equivalents, Excluding Cash on Hand are Deposited in Financial Institutions at Locations (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents balances held at financial institutions	$ 8,855,514	$ 11,385,381	$ 16,337,549
Total cash and cash equivalents balances held at financial institutions	8,849,595	11,384,597
People's Republic of China (PRC)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents balances held at financial institutions	606,759	3,409,619
People's Republic of China (PRC) | RMB
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents balances held at financial institutions	294,013	1,827,969
People's Republic of China (PRC) | USD
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents balances held at financial institutions	283,676	7,400
People's Republic of China (PRC) | EUR
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents balances held at financial institutions	29,070	1,574,250
Germany
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	539,112	1,833,658
Germany | EUR
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	539,112	1,833,658
USA
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	7,703,724	6,141,320
USA | USD
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	$ 7,703,724	$ 6,141,320